Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial Highlights
7.	FINANCIAL HIGHLIGHTS

Per Unit operating performance for Series 1, 2, 3 and 4 Units is calculated based on Unitholders' trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the period/year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,
	2012		2011		2010		Date of first issuance

Series 1	512,141.713	(1)	645,173.947	(1)	687,898.790	(1)	July 23, 2001
Series 2	228.982	(1)	156.318	(1)	64.584	(2)	April 1, 2010
Series 3	26,798.935	(1)	21,549.160	(1)	5,536.921	(1)	September 1, 2009
Series 4	1,241.673	(1)	532.525	(1)	34.462	(3)	November 1, 2010

(1) January 1 - December 31

(2) April 1 - December 31

(3) November 1 - December 31

Returns and ratios are calculated for each Series taken as a whole. An individual Unitholder's per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder's brokerage fee (for Series 1) custodial fee (for Series 2), management fee (for Series 2 and 3) and profit share allocation arrangements. Net investment loss and total expense ratios have been annualized for reporting periods consisting of less than twelve months.